Capital disclosures	12 Months Ended
Dec. 31, 2025
Capital disclosures
Capital disclosures

6.Capital disclosures

The Company defines its capital as share capital, warrants, retention securities and options. The Company’s objectives, when managing capital, are to safeguard cash as well as maintain financial liquidity and flexibility in order to preserve its ability to meet financial obligations and deploy capital to grow its businesses.

The Company’s financial strategy is designed to maintain a flexible capital structure consistent with the objectives stated above and to respond to business growth opportunities and changes in economic conditions. In order to maintain or adjust its capital structure, the Company may issue shares or issue debt (secured, unsecured, convertible and/or other types of available debt instruments).

On November 25, 2024 the Company filed a short form base shelf prospectus, which was subsequently amended on December 15, 2025 (the “Base Shelf”) that qualifies for distribution of up to US$150,000,000 of Common Shares, debt securities, subscription receipts, warrants and units comprised of one or more of the other securities described. The Base Shelf amends our previous base shelf and was also registered with the U.S. Securities and Exchange Commission on Form F-10 that was filed on December 17, 2025, as amended and declared effective on January 7, 2026 (the Form F-10 and the Base Shelf referred to herein collectively as the “Base Shelf”). Under our Base Shelf, we may sell securities to or through underwriters, dealers, placement agents, or other intermediaries, and also may sell securities directly to purchasers or through agents, subject to obtaining any applicable exemption from registration requirements. The distribution of securities may be effected from time to time in one or more transactions at a fixed price or prices, which may be subject to change, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement.

Our Base Shelf provides us with additional flexibility when managing our cash resources as, under certain circumstances, it shortens the time period required to close a financing and is expected to increase the number of potential investors that may be prepared to invest in our company. We expect that our Base Shelf will be effective until December 25, 2026.

On December 19, 2024, the Company filed a prospectus supplement that, together with the Base Shelf, qualifies the distribution of Common Shares, under an at-the-market equity program (the “ATM Program”) that allows the Company to issue and sell Common Shares to the public from time to time through an agent (the “Agent”), at the Company’s discretion and subject to regulatory requirements. All Common Shares issued under the ATM Program are sold in transactions that are deemed to be “at-the-market” distributions as defined in National Instrument 44-102 – Shelf Distributions. All Common Shares sold under the ATM Program are sold through the TSX-V or any other recognized marketplace upon which the Common Shares are listed, quoted or otherwise traded in Canada, at the prevailing market price at the time of sale. As Common Shares distributed under the ATM Program are issued and sold at the prevailing market prices at the time of their sale, prices may vary among purchasers and during the period of distribution.

The ATM Program provides the Company with enhanced flexibility should future additional financing be required, and it can be activated as deemed appropriate. The ATM was activated and the distribution of shares under the ATM Program began on January 10, 2025. The volume and timing of distributions under the ATM Program, are determined in the Company’s sole discretion and in accordance with the terms and conditions of an equity distribution agreement (the “Distribution Agreement”), dated December 19, 2024, between the Company and the Agent. The Company is not obligated to make any sales of Common Shares under the ATM Program and is limited to sell up to CA$30 million in Common Shares.

6.Capital disclosures cont’d

Through December 31, 2025, the Company issued and sold 949,700 Common Shares under the ATM Program at a weighted average price of $2.92 per share, for aggregate gross proceeds of $2,774,227. The Company paid cash placement fees of $55,485 to the Agent resulting in aggregate net proceeds of $2,718,742 and incurred $665,162 in professional fees to establish and maintain the ATM Program, including $410,255 that were incurred in 2024. These costs are recorded as a decrease to Common Shares within the consolidated statements of financial position.

The Company currently intends to use the net proceeds from the ATM Program, to the extent raised, principally for general corporate purposes (including funding ongoing operations and/or working capital requirements), to repay indebtedness outstanding from time to time, to fund research and development, intellectual property development, preclinical and clinical expenses and potential future acquisitions or other corporate purposes. On March 12, 2026 the ATM Program was terminated.

There were no changes to the Company’s capital management policy during the year ended December 31, 2025. The Company is not subject to any externally imposed capital requirements.